Note 8 - Convertible Notes Payable (Detail) - Schedule of Short Term Notes Payable (USD $)	9 Months Ended		9 Months Ended						9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 January 10, 2012 Asher Note [Member]	Sep. 30, 2012 February 28, 2012 Asher Note [Member]	Sep. 30, 2012 November 29, 2011 Asher Note [Member]	Sep. 30, 2012 April 26, 2012 Asher Note [Member]	Sep. 30, 2012 June 21, 2012 Asher Note [Member]	Jan. 13, 2013 June 21, 2012 Asher Note [Member]	Sep. 30, 2012 August 7, 2012 Asher Note [Member]	Sep. 30, 2012 August 27, 2012 Asher Note [Member]	Sep. 30, 2012 Asher Notes [Member]
Convertible notes payable, gross			$ (32,500.00)	$ (32,500)	$ (42,500)	$ (47,500)	$ (32,500)		$ (32,500)	$ (32,500)	$ (252,500)
Loan converted to common stock	124,948		21,859.43	22,138	32,518						76,515
Debt discount			(10,640.57)	(10,362)	(9,982)	20,771	14,211		26,000	28,496	58,493
Convertible notes payable, net	(123,297)	(12,713)				(26,729)	(18,289)	0	(6,500)	(4,004)	(117,492)
Notes from related parties	(281,372)
Loans from shareholders	(115,373)
Other loan	(5,805)
Total short-term notes payable	$ (520,042)